Note 10 - Capital Stock (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Preferred Stock Designated, Issued, and Outstanding [Table Text Block]
	Designated	Issued and Outstanding
		2016	2015
Series A Preferred Stock	350,000	-	-
Series B Convertible Preferred Stock	892,857	-	-
Series C Convertible Preferred Stock	680,000	-	-
Series D Convertible Preferred Stock	4,421	1,233	-
Series E Convertible Preferred Stock	2,000,000	500,000	-
Series F Convertible Preferred Stock	1,233	1,233	-
	3,928,511	502,466	-